BALANCES SHEETS (Unaudited)	Sep. 30, 2025 USD ($)
Pelican Holdco Inc [Member]
Assets
Total Assets
Current liabilities
Accounts payable	473
Total Current Liabilities	473
Total Liabilities	473
Stockholder’s deficit
Common stock, $0.01 par value; 500,000,000 shares authorized; none issued or outstanding as of September 30, 2025
Accumulated deficit	(473)
Total Shareholders’ Deficit	(473)
Total Liabilities and Shareholders’ Deficit